AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

CertAmx

1-32345

RECD S.E.C.
JAN 21 2005
1086

05001554

PROCESSED
FEB 01 2005
THOMSON FINANCIAL

January 21, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on January 21, 2005, the American Stock Exchange, LLC (the "Exchange") received from Cardero Resource Corp. (the "Registrant"), a copy of the Registrant's application on Form 40-F/A for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl